Offerings - Offering: 1	Jun. 25, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share, Amended and Restated 2010 Stock Incentive Plan, as Amended
Amount Registered | shares	6,500,000
Proposed Maximum Offering Price per Unit | $ / shares	4.31
Maximum Aggregate Offering Price	$ 28,015,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,868.87
Offering Note

(1)
Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of common stock of SIGA Technologies, Inc. (the “Registrant”) that become issuable under the plan set forth herein by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of Registrant’s common stock, as applicable.

(2)
Estimated in accordance with Rules 457(c) and 457(h) solely for purposes of calculating the registration fee on the basis of $4.31, the average of the high and low prices of the Registrant’s common stock as reported on the Nasdaq on June 17, 2026.

(3)
Represents an additional 6,500,000 shares of the Registrant’s common stock reserved for issuance under the Registrant’s Amended and Restated 2010 Stock Incentive Plan, as amended effective June 9, 2026.